Summary of significant accounting policies, estimates and judgments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	May 31, 2023	Nov. 01, 2022	Oct. 31, 2022
Significant Accounting Policies, Estimates and Judgments [Line Items]
Pillar two model rules for international tax reform threshold minimum global tax		15.00%
Cumulative reduction in retained earnings net of tax	$ 84,328			$ 78,037
Non Usd Libor [Member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Non-derivative financial assets				57,500
Non-derivative financial liabilities				1,500
Derivative notional amount				5,772,400
Authorized and committed undrawn commitments				$ 59,300
IFRS 17 [member] | Estimated retrospective adjustments [member] | Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Cumulative reduction in retained earnings net of tax			$ 2,400
IFRS 17 [member] | 2024 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Insurance contract liability cumulative impact of measurement			$ 1,800
Computer software [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Estimated useful lives of intangible assets	3 to 10 years
Customer relationships [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Estimated useful lives of intangible assets	10 to 20 years
Buildings [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Useful life of premises and equipment	25 to 50 years
Computer equipment [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Useful life of premises and equipment	3 to 10 years
Furniture Fixtures and Other Equipment [member]
Significant Accounting Policies, Estimates and Judgments [Line Items]
Useful life of premises and equipment	5 to 10 years